Shareholders' Equity - Share Incentive Plan (Details) - shares	1 Months Ended		12 Months Ended
	May 31, 2019	Jul. 31, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 02, 2010
Stock-based compensation
Ordinary shares available for issuance (in shares)			3,478,000
Awards that could be granted			2,952,000	567,000	2,908,000	3,346,000
Stock Options
Stock-based compensation
Number of options outstanding			155,000	155,000	190,000	234,000
Amended and Restated 2007 Plan
Stock-based compensation
Ordinary shares available for issuance (in shares)							10,000,000
Awards that could be granted		0
Amended and Restated 2007 Plan | Stock Options
Stock-based compensation
Number of options outstanding			155,000
Amended and Restated 2007 Plan | Restricted share units
Stock-based compensation
Number of restricted share units outstanding			0
2015 Share Incentive Plan
Stock-based compensation
Ordinary shares available for issuance (in shares)		6,000,000
Maximum number of ordinary shares available for issuance is reduced for every share issued pursuant to share option or share appreciation right (in shares)		1
Maximum number of ordinary shares available for issuance is reduced for every share issued as restricted shares or pursuant to restricted share units (in shares)		1.75
Maximum shares available for grant as a percentage of total outstanding shares (as a percent)			3.00%
Minimum exercise price of shares granted as a percentage of fair market value on the date of grants (as a percent)			110.00%
2015 Share Incentive Plan | Stock Options
Stock-based compensation
Number of options outstanding			0
2015 Share Incentive Plan | Restricted share units
Stock-based compensation
Number of restricted share units outstanding			1,563,000
2019 Share Incentive Plan
Stock-based compensation
Ordinary shares available for issuance (in shares)	3,477,643
Maximum shares available for grant as a percentage of total outstanding shares (as a percent)	3.00%
Aggregate number of shares reserved for awards	3,477,643
2019 Share Incentive Plan | Stock Options
Stock-based compensation
Number of options outstanding			0
2019 Share Incentive Plan | Restricted share units
Stock-based compensation
Number of restricted share units outstanding			547,000